Debt and Capital Structure - Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes (Detail) - Long-Term Debt $ in Millions, $ in Millions	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 7,810	$ 12,700	$ 5,898	$ 7,510
U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	7,810	9,950	5,898	7,510
3.95% due April 15, 2022 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 246	$ 314	0	0
Long-term debt, interest rate	3.95%	3.95%
3.00% due August 15, 2022 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 179	$ 227	500	637
Long-term debt, interest rate	3.00%	3.00%
3.80% due September 15, 2023 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 115	$ 147	450	573
Long-term debt, interest rate	3.80%	3.80%
4.00% due April 15, 2024 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 269	$ 342	0	0
Long-term debt, interest rate	4.00%	4.00%
5.38% due July 15, 2025 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 666	$ 848	1,000	1,273
Long-term debt, interest rate	5.38%	5.38%
4.25% due April 15, 2027 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 962	$ 1,225	962	1,225
Long-term debt, interest rate	4.25%	4.25%
4.40% due April 15, 2029 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 750	$ 956	0	0
Long-term debt, interest rate	4.40%	4.40%
2.65% due January 15, 2032 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 500	$ 637	0	0
Long-term debt, interest rate	2.65%	2.65%
5.25% due June 15, 2037 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 583	$ 743	583	742
Long-term debt, interest rate	5.25%	5.25%
6.80% due September 15, 2037 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 387	$ 493	0	0
Long-term debt, interest rate	6.80%	6.80%
6.75% due November 15, 2039 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 1,390	$ 1,771	1,390	1,770
Long-term debt, interest rate	6.75%	6.75%
4.45% due September 15, 2042 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 155	$ 198	155	198
Long-term debt, interest rate	4.45%	4.45%
5.20% due September 15, 2043 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 58	$ 74	58	74
Long-term debt, interest rate	5.20%	5.20%
5.40% due June 15, 2047 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 800	$ 1,019	800	1,018
Long-term debt, interest rate	5.40%	5.40%
3.75% due February 15, 2052 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 750	$ 956	$ 0	$ 0
Long-term debt, interest rate	3.75%	3.75%